Annual Total Returns- DWS Equity 500 Index VIP (Class B) [BarChart] - Class B - DWS Equity 500 Index VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.50%	15.42%	31.68%	13.05%	0.92%	11.32%	21.07%	(4.94%)	30.66%	17.63%